Organization and Business Description	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Sunrise New Energy Co., Ltd. (“EPOW”), previously known as Global Internet of People, Inc., or GIOP, is a limited liability company established under the laws of the Cayman Islands on February 22, 2019. It is a holding company with no business operation.

On March 22, 2019, EPOW incorporated Global Mentor Board Information Technology Limited (“GMB HK”), a limited liability company formed in accordance with laws and regulations of Hong Kong. GMB HK is currently not engaging in any active business and is merely acting as a holding company of Beijing Mentor Board Union Information Technology Co, Ltd. (“EPOW BJ” or “WFOE”). EPOW BJ or WFOE was incorporated by GMB HK as a Foreign Enterprise in China on June 3, 2019.

Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH”) is a limited liability company incorporated on December 5, 2014 under the laws of China. In 2017 and 2018, SDH established several subsidiaries in China, including Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”), Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”), Linking (Shanghai) Network Technology Co., Ltd. (“GMB Linking”), Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”), which has a majority owned subsidiary, Mentor Board Voice of Seedling(Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”), Shidong (Beijing) Information Technology Co., Ltd. (“GMB (Beijing)”), Zibo Shidong Digital Technology Co., Ltd. (“GMB Zibo”) and its major owned subsidiaries, Shidong Trading Service (Zhejiang) Co., Ltd (“Shidong Trading”) and Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”), and Shanghai Nanyu Culture Communication Co., Ltd. SDH(“Nanyu Culture”), and its subsidiaries are primarily engaged in providing peer-to-peer knowledge sharing and enterprise services to clients in the PRC.

As described below, EPOW, through a restructuring which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, and the primary beneficiary of the variable interest entity (the “VIE”), SDH, for accounting purposes under U.S. GAAP. EPOW, its subsidiaries, the VIE and the VIE’s subsidiaries, are collectively hereinafter referred as the “Company”.

Reorganization

On June 10, 2019, EPOW BJ or WFOE entered into a series of contractual arrangements with the owners of SDH. These agreements include an Exclusive Technical and Consulting Service Agreement, an Exclusive Service Agreement, an Exclusive Option Agreement and Powers of Attorney (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, WFOE has the exclusive right to provide SDH with comprehensive technical support, consulting services and other services in relation to the principal business during the term the VIE Agreement. All the above contractual arrangements obligate WFOE to absorb a majority of the risk of loss from business activities of SDH and entitle WFOE to receive a majority of their residual returns. In essence, WFOE is the primary beneficiary of SDH for accounting purpose under U.S. GAAP. Therefore, SDH should be considered as a VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”.

EPOW, together with its wholly-owned subsidiary, GMB HK, and WFOE and its VIE and VIE’s subsidiaries were effectively controlled by the same shareholders before and after the Reorganization and, therefore, the reorganization is considered under common control. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the condensed consolidated financial statements.

On December 22, 2021, EPOW BJ incorporated Shidong Cloud (Beijing) Education Technology Co., Ltd.

On October 8, 2021, EPOW incorporated SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”), a limited liability company formed in accordance with laws and regulations of Hong Kong. SDH New Energy is acting as a holding company of Zhuhai (Zibo) Investment Co., Ltd (“Zhuhai Zibo”) and Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai New Energy”).

Zhuhai Zibo and Zhuhai New Energy were incorporated by SDH New Energy as a Foreign Enterprises in China on October 5, 2021 and November 23, 2021, respectively.

In July, 2021, GMB Technology transferred all the shares of GMB Linking to another shareholder.

On November 8, 2021, Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Guizhou New Energy”) is a limited liability company incorporated by Zhuhai Zibo.

On January 7, 2022, Beijing Mentor Board Health Technology Co., Ltd. (“GMB Health”) is a limited liability company incorporated by EPOW BJ.

On March 4, 2022, Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”) was incorporated by GMB Zibo.

On April 26, 2022, Guizhou New Energy incorporated Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”).

The condensed consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities

Wholly owned subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“EPOW BJ” or “WFOE”)	June 3, 2019.	PRC	100%	Holding company of WFOE
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 12, 2021	PRC	75%	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October, 8, 2021	Hongkong	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai New Energy”)	November 8, 2021	PRC	100%	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Guizhou New Energy”)	November 8, 2021	PRC	39.35%	Manufacture of Lithium Battery Materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	51%	Manufacture of Lithium Battery Materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100%	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51%	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51%	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51%	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	51%	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”)	October 16, 2020	PRC	100%	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”)	April 19, 2021	PRC	60%	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	51%	Business Incubation Services provider
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd.( Yuantai Fengdeng)	March 4, 2022	PRC	51%	Crop Cultivation and Planting Services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	51%	Enterprise Information Technology Integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100%	Health Services

The VIE contractual arrangements

Neither the Company nor the Company’s subsidiaries own any equity interest in SDH. Instead, the Company controls and receives the economic benefits of SDH’s business operation through a series of contractual arrangements. WFOE, SDH and its shareholders entered into a series of contractual arrangements, also known as VIE Agreements, in June 2019. The VIE agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of SDH, including absolute control rights and the rights to the assets, property and revenue of SDH.

Each of the VIE Agreements is described in detail below:

Exclusive Technical and Consulting Services Agreement

Pursuant to the Exclusive Technical and Consulting Services Agreement between SDH and WFOE (the “Exclusive Service Agreement”), WFOE provides SDH with technical support, consulting services, business support and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. For services rendered to SDH by WFOE under the Exclusive Service Agreement, WFOE is entitled to collect a service fee approximately equal to SDH’s earnings before corporate income tax, i.e., SDH’s revenue after deduction of operating costs, expenses and other taxes, subject to adjustment based on services rendered and SDH’s operation needs.

The Exclusive Service Agreement became effective on June 10, 2019 and will remain effective unless otherwise terminated as required by laws or regulations, or by relevant governmental or regulatory authorities or otherwise terminated earlier in accordance with the provisions of this agreement or relevant agreements separately executed between the parties. Nevertheless, this agreement shall be terminated after all the equity interest in SDH held by its shareholders and/or all the assets of SDH have been legally transferred to WFOE and/or its designee in accordance with the Exclusive Option Agreement (described below).

The CEO of WFOE, Mr. Haiping Hu, is currently managing SDH pursuant to the terms of the Exclusive Service Agreement. The Exclusive Service Agreement does not prohibit related party transactions. The Company’s audit committee is required to review and approve in advance any related party transactions, including transactions involving WFOE or SDH.

Equity Pledge Agreement

Under the Equity Pledge Agreement between WFOE, and shareholders of SDH, together holding 100% of the shares of SDH (“SDH Shareholders”), the SDH Shareholders pledged all of their equity interests in SDH to WFOE to guarantee the performance of SDH’s obligations under the Exclusive Service Agreement. Under the terms of the Equity Pledge Agreement, in the event that SDH or the SDH Shareholders breach their respective contractual obligations under the Exclusive Service Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The SDH Shareholders also agreed that, upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, WFOE is entitled to dispose of the pledged equity interests in accordance with applicable PRC laws. The SDH Shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interests without the prior written consent of WFOE.

The Equity Pledge Agreement is effective until: (1) the secured debt in the scope of pledge is cleared off; and (2) Pledgors transfer all the pledged equity interests to Pledgees according to the Equity Pledge Agreement, or another entity or individual designated by it.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of SDH’s obligations under the Exclusive Service Agreement; (2) make sure the SDH Shareholders do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice WFOE’s interests without WFOE’s prior written consent. In the event SDH breaches its contractual obligations under the Exclusive Service Agreement, WFOE will be entitled to dispose of the pledged equity interests.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the EPOW Shareholders irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in SDH or the assets of SDH. The option price to be paid by WFOE to each shareholder of SDH is RMB10 (approximately US$1.45) or the minimum amount to the extent permitted under PRC law at the time when such transfer occurs.

Under the Exclusive Option Agreement, WFOE may at any time under any circumstances, purchase, or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the SDH Shareholders’ equity interests in SDH or the assets of SDH. The Equity Pledge Agreement, together with the Equity Pledge Agreement, the Exclusive Service Agreement, and Powers of Attorney, enable WFOE to be the primary beneficiary of SDH.

The Exclusive Option Agreement remains effective until all the equity or assets of SDH are legally transferred under the name of WFOE and/or another entity or individual designated by it, or unilaterally terminated by WFOE within 30-day prior written notice.

Powers of Attorney

Under each of the Powers of Attorney, the SDH Shareholders authorized WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including, but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including, but not limited to, the sale or transfer or pledge or disposition of shares, in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer, and other senior management members of SDH.

The Powers of Attorney are irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the SDH Shareholders own the equity interests of SDH.

Spousal Consent

Pursuant to the Spousal Consent, each spouse of the individual shareholders of SDH irrevocably agreed that the equity interest in SDH held by their respective spouses would be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Option Agreement, and the Powers of Attorney. Each spouse of the shareholders agreed not to assert any rights over the equity interest in SDH held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in SDH through the respective shareholder for any reason, he or she agreed to be bound by the contractual arrangements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and its respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and the VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and the VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and the VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the any public offering to finance.

The Company’s ability to conduct its wisdom sharing and enterprise consulting business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIE in its condensed consolidated financial statements as it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and the VIE.

Total assets and liabilities presented on the Company’s condensed consolidated balance sheets and revenue, expense, net income presented on condensed consolidated statement of operations and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the condensed consolidated statement of cash flows are substantially the financial position, operation and cash flow of the Company’s VIE and VIE’s subsidiaries. The Company has not provided any financial support to SDH for the six months ended June 30, 2022 and 2021. The following financial statements of the VIE and VIE’s subsidiaries were included in the condensed consolidated financial statements as of June 30, 2022 and December 31, 2021 and for the six months ended June 30, 2022 and 2021:

	As of June 30, 2022	As of December 31, 2021

Cash and cash equivalents	$1,075,990	$3,870,916
Accounts receivable, net	1,632,540	6,861,672
Inventories	2,719,048	2,865,958
Due from related parties	71,440	52,268
Prepaid expenses and other current assets	2,582,893	3,002,698
Total current assets	8,081,911	16,653,512

Plants, property and equipment, net	3,080,878	3,351,321
Intangible assets, net	3,035,492	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Long term deferred assets	228,944	-
Deferred tax assets	-	852,037
Total non-current assets	11,538,736	13,404,549

Total assets	$19,620,647	$30,058,061

Accounts payable	$43,489	$34,486
Deferred revenue	181,011	179,407
Deferred government subsidy	2,980,004	-
Income taxes payable	581,428	1,076,518
Due to related parties	360,581	-
Operating lease liabilities, current	64,138	99,569
Accrued expenses and other current liabilities	376,610	313,685
Total current liabilities	4,587,261	1,703,665

Total liabilities	$4,587,261	$1,703,665

	For the six months ended June 30,
	2022	2021

Total net revenue	$319,137	$5,441,958
Net (loss) income	$(5,555,784)	$66,185

	For the six months ended June 30,
	2022	2021

Net cash used in operating activities	$(1,719,971)	$(5,492,350)
Net cash used in investing activities	$(1,277,894)	$(1,341,282)
Net cash provided by financing activities	$-	$-

Under the Contractual Arrangements with the consolidated VIE, the Company has the power to direct activities of the consolidated VIE and VIE’s subsidiaries through the WFOE, and can have assets transferred freely out of the consolidated VIE and VIE’ subsidiaries without restrictions. Therefore, the Company considers that there is no asset of the consolidated VIE and VIE’ subsidiaries that can only be used to settle obligations of the respective VIE and the VIE’s subsidiaries except for registered capital of the VIE and VIE’s subsidiaries amounting to both $3,802,885 as of June 30, 2022 and December 31, 2021, as well as statutory reserves amounting to $2,478,094 and $2,473,801, as of June 30, 2022 and December 31, 2021, respectively. Since the consolidated VIE and VIE’s subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIE and VIE’s subsidiaries do not have recourse to the general credit of the Company.